Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.2 per share ("Ordinary Shares")
Amount Registered | shares	499,177
Proposed Maximum Offering Price per Unit	0.855
Maximum Aggregate Offering Price	$ 426,796.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.94
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional Ordinary Shares which become issuable under the 2021 Share Incentive Plan (the "2021 Plan") of Evogene Ltd. (the "Company"), by reason of any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares of the Company. (2) Calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low trading prices reported for the Ordinary Shares on the Nasdaq Capital Market on March 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	83,230
Proposed Maximum Offering Price per Unit	0.945
Maximum Aggregate Offering Price	$ 78,652.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.86
Offering Note	(3) Calculated in accordance with Rule 457(h)(1) promulgated under the Securities Act, based on the exercise price of outstanding options that have been granted under the Plan.